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                  AUGUST 1, 2001 SUPPLEMENT TO THE MAY 1, 2001
                             CONTRACT PROSPECTUS FOR
        TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000

Effective August 1, 2001 VP Ultra Fund, a fund of American Century Variable Portfolios, Inc. is available as an Investment Option.

The following information supplements the information in the Underlying Fund Expenses Table:

-------------------------------------------------------------------------------------------------------
FUNDING OPTION                          MANAGEMENT FEE                 OTHER EXPENSES     TOTAL
                                        (AFTER                         (AFTER             OPERATING
                                        REIMBURSEMENT)       12b-FEES  REIMBURSEMENT)     EXPENSES
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
-------------------------------------------------------------------------------------------------------
  VP Ultra Fund                         1.00%                    -      0.00%              1.00%(1)
-------------------------------------------------------------------------------------------------------

The following information supplements the information in the Investment Options
Table:

-------------------------------------------------------------------------------------------------------
      INVESTMENT OPTION                    INVESTMENT OBJECTIVE                INVESTMENT ADVISER/
                                                                                    SUBADVISER
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------
  VP Ultra Fund                 Seeks long-term capital growth by looking     American Century
                                for stocks of large companies that the        Investment Management,
                                manager believes will increase in time,       Inc.
                                using a growth investment strategy
                                developed by American Century.
-------------------------------------------------------------------------------------------------------



                                                                         L-12951





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(1) VP Ultra will pay the advisor a unified fee of 1.00% of the first $20 billion of average net assets, and 0.95% of average net assets over $20 billion. Out of that fee, the advisor pays all expenses of managing and operating the fund except for brokerage expenses, taxes, interest, fees and expenses of the independent directors and extraordinary expenses.


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